Note 6 - Furniture and Equipment - Summary of Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, gross		$ 66,014	$ 68,909
Less: accumulated depreciation		52,468	50,338
Furniture and equipment, net	$ 57,320	13,546	18,571
Machinery and Equipment [Member]
Property, plant and equipment, gross		16,524	16,089
Office Furniture [Member]
Property, plant and equipment, gross		$ 49,490	$ 52,820